Revenue	12 Months Ended
Dec. 31, 2021
Revenue
Revenue

23.        Revenue

	2021	2020	2019
Gross amount from services provided	801,206	673,872	598,344
(-) Cancellation	(10,200)	(14,764)	(20,890)
(-) Discounts	(30,305)	(24,128)	(19,104)
(-) ProUni scholarships (i)	(109,217)	(98,289)	(82,132)
(-) Taxes and contributions on revenue	(20,337)	(17,512)	(15,151)
Net revenue	631,147	519,179	461,067

Timing of revenue recognition
Transferred over time	624,871	517,950	459,658
Transferred at a point in time (ii)	6,276	1,229	1,409
Net revenue	631,147	519,179	461,067
(i)	Scholarships granted by the federal government to students under the ProUni program as described in Note 2.5.s
(ii)	Revenue recognized at a point in time relates to revenue from student fees and certain education-related activities.

The Company`s revenues from contracts with customers are all provided in Brazil.

In the year ended December 31, 2021, the amounts billed to students for the portion to be transferred to the hub partner, in respect to the joint operation, is R$ 181,630 (2020 R$ 153,776 - 2019 R$ 110,411). As of December 31, 2021, the balance payable to the hub partner is R$ 12,989 (December 31, 2020 - R$ 21,881, December 31, 2019 - R$ 6,697).